Organization and Description of Business (Details) - USD ($)			3 Months Ended	12 Months Ended
	Feb. 08, 2019	Feb. 08, 2016	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Jan. 31, 2017
Organization and Description of Business (Details) [Line Items]
Common stock issued						75,000
Percentage of common shares issued and outstanding							73.00%
Pre-stock split, description			Pursuant to the Merger, all of the issued and outstanding common shares of BriVision were converted, at an exchange ratio of 0.2536-for-1, into an aggregate of 166,273,921 (52,936,583 pre-stock split) common shares of the Company and BriVision had become a wholly owned subsidiary of the Company.	Pursuant to the Merger, all of the issued and outstanding common shares of BriVision were converted, at an exchange ratio of 0.2536-for-1, into an aggregate of 166,273,921 (52,936,583 pre-stock split) common shares of the Company and BriVision had become a wholly owned subsidiary of the Company.
Net loss (in Dollars)			$ 1,897,230
Working capital (in Dollars)			1,594,879	$ 2,832,282
Net cash outflows (in Dollars)			$ 1,497,633		$ 7,398,391
Company reported (in Dollars)				$ 16,312,374
Share Exchange Agreement [Member]
Organization and Description of Business (Details) [Line Items]
Common stock issued		164,387,376	166,273,921	166,273,921
Pre-stock split		52,336,000	52,936,583	52,936,583
Percentage of common shares issued and outstanding			79.70%	79.70%
Percentage of issued share capital			100.00%	100.00%
BriVision Shareholders [Member]
Organization and Description of Business (Details) [Line Items]
Common stock issued			163,159,952	163,159,952
Pre-stock split			51,945,225	51,945,225
Share Exchange [Member]
Organization and Description of Business (Details) [Line Items]
Common stock issued			205,519,223	205,519,223
Pre-stock split			65,431,144	65,431,144
Merger Agreement [Member]
Organization and Description of Business (Details) [Line Items]
Aggregate of shares, issued	104,558,777